PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following table summarizes the Company’s property and equipment:

	March 31, 2024	December 31, 2023
Office equipment	$224,733	$224,733
Building and building improvements	600,000	600,000

Less: Accumulated Depreciation	(223,290)	(205,834)
Property and Equipment, Net	$601,443	$618,899

Depreciation expenses were $17,456 and $23,022 for the three months ended March 31, 2024, and 2023, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

The following table summarizes the Company’s property and equipment:

	December 31, 2023	December 31, 2022
Office equipment	$224,733	$222,571
Building and building improvements	600,000	600,000
Less: Accumulated Depreciation	(205,834)	(110,956)
Property and Equipment, Net	$618,899	$711,615

Depreciation expense was $94,878 and $66,027 for the years ended December 31, 2023, and 2022, respectively.